UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR/A

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on January 9, 2026) for The Advisors’ Inner Circle Fund I (the “Trust”), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended October 31, 2025, was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended October 31, 2024, were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

I Class Shares - AEMZX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about I Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, I Class Shares	$124	1.10%

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2025, the Acadian Emerging Markets Portfolio I Class returned 25.39% (on a NAV basis), versus 28.69% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were United Arab Emirates, Taiwan, and Hungary. The portfolio was generally underweighted relative to the benchmark in India, South Africa, and Kuwait. At the sector level, the portfolio was focused on Communication Services, Information Technology, and Financials, while Materials, Consumer Staples, and Consumer Discretionary were the greatest underweights.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Acadian Emerging Markets Portfolio, I Class Shares	MSCI Emerging Markets Index (USD) (Gross)
Oct/16	$1,000,000	$1,000,000
Oct/17	$1,280,132	$1,269,080
Oct/18	$1,092,890	$1,114,412
Oct/19	$1,178,827	$1,251,404
Oct/20	$1,216,571	$1,359,275
Oct/21	$1,503,785	$1,594,903
Oct/22	$1,063,753	$1,104,824
Oct/23	$1,328,354	$1,229,223
Oct/24	$1,715,571	$1,548,166
Oct/25	$2,151,136	$1,992,274

Since its inception on October 31, 2016. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-AAM-6161 (1-866-226-6161) or visit https://www.acadian-asset.com/emfund for current month-end performance.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Acadian Emerging Markets Portfolio, I Class Shares	25.39%	12.07%	8.88%
MSCI Emerging Markets Index (USD) (Gross)	28.69%	7.95%	7.95%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,288,277,213	514	$9,696,684	75%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.9%
Short-Term Investment	0.8%
Poland	1.5%
Hungary	1.6%
Thailand	1.7%
South Africa	2.5%
Saudi Arabia	2.5%
United Arab Emirates	3.0%
Brazil	3.3%
Hong Kong	10.5%
South Korea	13.1%
India	13.7%
China	19.5%
Taiwan	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	11.5%
Tencent Holdings	4.3%
Samsung Electronics	3.5%
SK Hynix	3.0%
Alibaba Group Holding	2.8%
China Construction Bank, Cl H	2.2%
MediaTek	1.6%
OTP Bank Nyrt	1.6%
BOE Technology Group, Cl A	1.6%
NetEase	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio / I Class Shares - AEMZX

Annual Shareholder Report: October 31, 2025

AEMZX-AR-2025

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

Investor Class Shares - AEMGX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Investor Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Investor Class Shares	$147	1.31%

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2025, the Acadian Emerging Markets Portfolio Investor Class returned 25.16% (on a NAV basis), versus 28.69% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were United Arab Emirates, Taiwan, and Hungary. The portfolio was generally underweighted relative to the benchmark in India, South Africa, and Kuwait. At the sector level, the portfolio was focused on Communication Services, Information Technology, and Financials, while Materials, Consumer Staples, and Consumer Discretionary were the greatest underweights.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Acadian Emerging Markets Portfolio, Investor Class Shares	MSCI Emerging Markets Index (USD) (Gross)
Oct/15	$10,000	$10,000
Oct/16	$10,943	$10,967
Oct/17	$13,990	$13,917
Oct/18	$11,913	$12,221
Oct/19	$12,832	$13,724
Oct/20	$13,222	$14,907
Oct/21	$16,309	$17,491
Oct/22	$11,510	$12,116
Oct/23	$14,344	$13,480
Oct/24	$18,484	$16,978
Oct/25	$23,133	$21,848

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-AAM-6161 (1-866-226-6161) or visit https://www.acadian-asset.com/emfund for current month-end performance.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Acadian Emerging Markets Portfolio, Investor Class Shares	25.16%	11.84%	8.75%
MSCI Emerging Markets Index (USD) (Gross)	28.69%	7.95%	8.13%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,288,277,213	514	$9,696,684	75%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.9%
Short-Term Investment	0.8%
Poland	1.5%
Hungary	1.6%
Thailand	1.7%
South Africa	2.5%
Saudi Arabia	2.5%
United Arab Emirates	3.0%
Brazil	3.3%
Hong Kong	10.5%
South Korea	13.1%
India	13.7%
China	19.5%
Taiwan	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	11.5%
Tencent Holdings	4.3%
Samsung Electronics	3.5%
SK Hynix	3.0%
Alibaba Group Holding	2.8%
China Construction Bank, Cl H	2.2%
MediaTek	1.6%
OTP Bank Nyrt	1.6%
BOE Technology Group, Cl A	1.6%
NetEase	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio / Investor Class Shares - AEMGX

Annual Shareholder Report: October 31, 2025

AEMGX-AR-2025

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio

Y Class Shares - AEMVX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Y Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Y Class Shares	$135	1.20%

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2025, the Acadian Emerging Markets Portfolio Y Class returned 25.29% (on a NAV basis), versus 28.69% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were United Arab Emirates, Taiwan, and Hungary. The portfolio was generally underweighted relative to the benchmark in India, South Africa, and Kuwait. At the sector level, the portfolio was focused on Communication Services, Information Technology, and Financials, while Materials, Consumer Staples, and Consumer Discretionary were the greatest underweights.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	Acadian Emerging Markets Portfolio, Y Class Shares	MSCI Emerging Markets Index (USD) (Gross)
Oct/16	$100,000	$100,000
Oct/17	$128,013	$126,908
Oct/18	$109,053	$111,441
Oct/19	$117,659	$125,140
Oct/20	$121,370	$135,928
Oct/21	$150,019	$159,490
Oct/22	$106,046	$110,482
Oct/23	$132,349	$122,922
Oct/24	$170,797	$154,817
Oct/25	$213,994	$199,227

Since its inception on October 31, 2016. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-AAM-6161 (1-866-226-6161) or visit https://www.acadian-asset.com/emfund for current month-end performance.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Acadian Emerging Markets Portfolio, Y Class Shares	25.29%	12.01%	8.82%
MSCI Emerging Markets Index (USD) (Gross)	28.69%	7.95%	7.95%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,288,277,213	514	$9,696,684	75%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.9%
Short-Term Investment	0.8%
Poland	1.5%
Hungary	1.6%
Thailand	1.7%
South Africa	2.5%
Saudi Arabia	2.5%
United Arab Emirates	3.0%
Brazil	3.3%
Hong Kong	10.5%
South Korea	13.1%
India	13.7%
China	19.5%
Taiwan	20.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	11.5%
Tencent Holdings	4.3%
Samsung Electronics	3.5%
SK Hynix	3.0%
Alibaba Group Holding	2.8%
China Construction Bank, Cl H	2.2%
MediaTek	1.6%
OTP Bank Nyrt	1.6%
BOE Technology Group, Cl A	1.6%
NetEase	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-AAM-6161 (1-866-226-6161)

  https://www.acadian-asset.com/emfund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-AAM-6161 (1-866-226-6161) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Acadian Emerging Markets Portfolio / Y Class Shares - AEMVX

Annual Shareholder Report: October 31, 2025

AEMVX-AR-2025

(b)       Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$96,175	None	None	$91,274	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$682,400	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$587,404	None	None	$539,063	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,800	None	None	$43,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $682,400 and $0 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

ACADIAN

Acadian Emerging Markets Portfolio

Annual Financials and Other Information
October 31, 2025

Investment Adviser:
Acadian Asset Management LLC

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	23
Statement of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	26
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	43
Notice to Shareholders (Unaudited)	45
Other Information (Form N-CSR Items 8-11) (Unaudited)	46

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%

	Shares	Value
Brazil — 2.6%
Communication Services — 0.6%
Telefonica Brasil	415,700	$2,492,678
TIM	1,077,100	4,857,005
		7,349,683
Consumer Discretionary — 0.1%
Cogna Educacao	922,700	641,437
Guararapes Confeccoes	32,100	59,845
Lojas Renner	82,100	225,853
Ser Educacional	104,673	197,674
		1,124,809
Consumer Staples — 0.4%
JBS NV *	367,673	4,861,120
Seara Alimentos * (A)	911	—
		4,861,120
Energy — 0.3%
Petroleo Brasileiro ADR	98,270	1,143,863
Ultrapar Participacoes	512,100	2,040,804
		3,184,667
Financials — 1.2%
Banco Bradesco ADR	3,228,052	10,910,816
Banco BTG Pactual	224,000	2,038,086
Itau Unibanco Holding ADR	77,768	572,373
Nova Embrapar Participacoes * (A)	854	—
Pagseguro Digital, Cl A	205,551	1,971,234
XP, Cl A	33,143	603,866
		16,096,375
Health Care — 0.0%
Profarma Distribuidora de Produtos Farmaceuticos	22,200	34,414
Industrials — 0.0%
Tegma Gestao Logistica	18,600	126,018
Valid Solucoes	15,900	65,669
		191,687
Information Technology — 0.0%
TOTVS	45,400	375,608
Utilities — 0.0%
Light S *	11,345	11,957
TOTAL BRAZIL		33,230,320

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Chile — 0.2%
Consumer Discretionary — 0.2%
Empresas Copec	6,336	$45,301
Falabella	396,282	2,486,879
		2,532,180
Financials — 0.0%
Banco Santander Chile	3,913,293	283,029
TOTAL CHILE		2,815,209

China — 19.5%
Communication Services — 5.4%
37 Interactive Entertainment Network Technology Group, Cl A	104,200	304,234
Autohome ADR	139,450	3,514,140
G-bits Network Technology Xiamen, Cl A	91,489	6,080,567
Giant Network Group, Cl A	138,900	685,179
JOYY ADR	32,859	1,948,867
Newborn Town *	114,000	154,978
Tencent Holdings	685,800	55,706,000
Tencent Music Entertainment Group ADR	19,628	438,097
Weibo ADR	16,758	182,327
		69,014,389
Consumer Discretionary — 4.6%
Atour Lifestyle Holdings ADR	31,381	1,222,604
ATRenew ADR *	27,361	105,887
Autel Intelligent Technology, Cl A	107,664	583,285
Dongfeng Motor Group, Cl H *	1,762,000	2,131,532
Ecovacs Robotics, Cl A	97,977	1,231,928
Guangdong Chj Industry, Cl A	214,300	408,316
Guangdong Vanward New Electric, Cl A	58,600	95,177
Guangzhou Ruoyuchen	47,600	276,274
Huayu Automotive Systems, Cl A	887,600	2,549,016
Li Ning	210,000	456,586
Loncin Motor, Cl A	2,844,231	5,445,001
Nexteer Automotive Group	194,000	168,169
Niu Technologies ADR *	12,771	53,638
PDD Holdings ADR *	118,806	16,023,365
Pop Mart International Group	316,800	9,011,417
SAIC Motor, Cl A	3,321,045	7,770,218
Shenzhen VMAX New Energy Group, Cl A	118,366	603,163
TCL Electronics Holdings	213,000	252,898
Vatti, Cl A	25,800	23,178
Vipshop Holdings ADR	563,891	9,862,454
Youdao ADR *	2,695	28,271

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
China — (continued)
Consumer Discretionary — (continued)
Zhejiang Semir Garment, Cl A	995,696	$756,938
Zhejiang Taotao Vehicles, Cl A	16,900	564,019
		59,623,334
Consumer Staples — 0.1%
Chenguang Biotech Group, Cl A	201,700	379,097
JD Health International *	179,650	1,402,338
Opple Lighting, Cl A	43,000	105,150
		1,886,585
Energy — 0.1%
Yantai Jereh Oilfield Services Group, Cl A	193,500	1,359,765
Financials — 5.9%
Agricultural Bank of China, Cl H	10,300,000	7,857,640
China Construction Bank, Cl H	27,998,715	27,719,897
China Life Insurance, Cl H	2,840,000	8,955,920
China Merchants Bank, Cl H	1,977,500	12,396,030
Chongqing Rural Commercial Bank, Cl H	818,018	672,685
GF Securities, Cl H	72,400	174,789
Huatai Securities, Cl H	1,767,400	4,443,401
Industrial & Commercial Bank of China, Cl H	3,453,000	2,675,381
Lufax Holding ADR *	227,413	709,529
New China Life Insurance, Cl H	105,800	668,615
Postal Savings Bank of China, Cl H	11,226,000	7,909,963
Qifu Technology ADR	23,786	574,432
Qudian ADR *	25,391	121,369
Zhongtai Securities, Cl A	565,300	554,774
		75,434,425
Health Care — 0.2%
Acrobiosystems, Cl A	53,540	487,576
Bio-Thera Solutions, Cl A *	101,639	394,899
Chengdu Kanghong Pharmaceutical Group, Cl A	159,600	759,335
GemPharmatech, Cl A	18,854	47,264
Novogene, Cl A	99,937	205,438
Simcere Pharmaceutical Group	215,000	342,439
Zhejiang Tianyu Pharmaceutical, Cl A	195,105	718,691
		2,955,642
Industrials — 0.9%
Guangdong Dongpeng Holdings, Cl A	139,900	139,600
Hefei Meiya Optoelectronic Technology, Cl A	82,393	235,425
Kanzhun ADR	215,526	4,776,056
Lonking Holdings	53,354	21,268

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
China — (continued)
Industrials — (continued)
Sinotruk Hong Kong	1,849,648	$6,179,370
		11,351,719
Information Technology — 1.6%
Avary Holding Shenzhen, Cl A	13,302	98,051
BOE Technology Group, Cl A	35,084,931	20,027,205
Huaqin Technology, Cl A	36,300	518,159
OPT Machine Vision Tech, Cl A	13,508	241,777
Raytron Technology, Cl A	47,676	556,724
		21,441,916
Materials — 0.7%
China Hongqiao Group	1,274,500	4,839,015
JCHX Mining Management, Cl A	36,600	336,392
Lianhe Chemical Technology, Cl A	407,200	677,181
Shandong Weifang Rainbow Chemical, Cl A	22,500	234,350
Zhejiang Hailide New Material, Cl A	479,300	393,738
Zijin Mining Group, Cl H	500,000	2,068,507
		8,549,183
TOTAL CHINA		251,616,958
Greece — 0.3%
Consumer Discretionary — 0.0%
Fourlis Holdings	25,163	119,016
Financials — 0.3%
National Bank of Greece	221,773	3,259,720
Piraeus Financial Holdings	125,833	982,779
		4,242,499
TOTAL GREECE		4,361,515
Hong Kong — 10.5%
Communication Services — 3.8%
Baidu, Cl A *	305,900	4,630,175
Bilibili, Cl Z *	261,320	7,892,647
FriendTimes *	151,705	10,677
Inkeverse Group *	1,150,000	154,789
Kuaishou Technology, Cl B	1,621,700	15,056,406
NetDragon Websoft Holdings	186,000	290,573
NetEase	620,400	17,408,881
XD	367,000	3,183,029
		48,627,177
Consumer Discretionary — 4.1%
Alibaba Group Holding	1,692,268	36,009,346
Cabbeen Fashion	101,513	19,857

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Consumer Discretionary — (continued)
China Harmony Auto Holding *	547,780	$88,223
Grand Baoxin Auto Group * (A)	338,601	3,747
JD.com, Cl A	899,400	14,849,084
Maoye International Holdings *	286,000	4,527
Pou Sheng International Holdings	1,429,841	87,375
Skyworth Group *	3,506,434	1,776,982
		52,839,141
Financials — 1.0%
China Minsheng Banking, Cl H	1,897,000	971,861
China Pacific Insurance Group, Cl H	1,379,431	5,592,287
China Taiping Insurance Holdings	2,286,000	5,199,889
JF SmartInvest Holdings	117,000	833,414
		12,597,451
Health Care — 0.4%
Dawnrays Pharmaceutical Holdings	79,485	12,295
HBM Holdings *	272,000	471,407
Sino Biopharmaceutical	2,194,000	1,998,585
Wuxi Biologics Cayman *	486,500	2,269,083
		4,751,370
Industrials — 0.0%
CITIC Resources Holdings	690,000	36,797
COSCO SHIPPING Ports	107	79
Zoomlion Heavy Industry Science and Technology	100	97
		36,973
Information Technology — 0.8%
Lenovo Group	6,382,000	9,310,377
Wasion Holdings	188,000	302,484
Xiaomi, Cl B *	233,000	1,292,664
		10,905,525
Materials — 0.4%
Asia Cement China Holdings *	877,142	287,760
China National Building Material, Cl H	1,464,000	1,037,476
CMOC Group, Cl H	756,000	1,636,709
Jiangxi Copper, Cl H	260,000	1,084,834
MMG *	932,000	827,106
		4,873,885
TOTAL HONG KONG		134,631,522

Hungary — 1.6%
Communication Services — 0.0%
Magyar Telekom Telecommunications ADR	14,457	75,771

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Hungary — (continued)
Energy — 0.0%
MOL Hungarian Oil & Gas	58,116	$511,236
Financials — 1.6%
OTP Bank Nyrt	210,304	20,074,658
TOTAL HUNGARY		20,661,665
India — 13.7%
Communication Services — 1.2%
Bharti Airtel	513,360	11,887,460
Indus Towers *	968,575	3,969,144
Jagran Prakashan	140,311	114,883
		15,971,487
Consumer Discretionary — 0.6%
Arvind	119,973	430,853
Hero MotoCorp	12,343	770,454
Indian Hotels, Cl A	350,608	2,927,589
Kewal Kiran Clothing	6,892	40,319
NIIT Learning Systems	8,404	30,745
Page Industries	3,009	1,395,815
SP Apparels	8,568	71,373
Sutlej Textiles and Industries *	30,377	11,949
Tata Motors * (A)	315,866	927,801
Tata Motors Passenger Vehicles	315,866	1,457,890
Vardhman Textiles	6,740	33,094
		8,097,882
Consumer Staples — 0.2%
Dhampur Sugar Mills *	1,712	2,633
Emami	56,379	339,147
Gillette India	233	23,654
ITC	401,009	1,898,189
		2,263,623
Energy — 3.5%
Bharat Petroleum	1,793,983	7,196,929
Coal India	2,868,907	12,550,089
Great Eastern Shipping	8,125	100,411
Hindustan Petroleum	331,453	1,773,233
Indian Oil	2,445,530	4,563,656
Oil & Natural Gas	1,854,718	5,337,413
Petronet LNG	656,173	2,077,743
Reliance Industries	604,524	10,115,408
		43,714,882

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
India — (continued)
Financials — 2.3%
Aditya Birla Sun Life Asset Management	44,066	$377,822
Bank of Baroda	458,615	1,437,232
Canara Bank	1,219,137	1,879,846
City Union Bank	186,329	480,006
Dhunseri Ventures	7,867	29,399
HDFC Asset Management	62,880	3,808,794
ICICI Bank	378,812	5,740,000
Indian Bank	87,471	845,361
Kotak Mahindra Bank	5,167	122,400
Manappuram Finance	272,965	827,730
Muthoot Finance	55,427	1,985,958
Power Finance	1,010,115	4,586,537
REC	689,531	2,909,841
SMC Global Securities	21,140	32,130
State Bank of India	195,796	2,067,108
UTI Asset Management	16,960	238,440
		27,368,604
Health Care — 1.4%
Alkem Laboratories	28,262	1,751,522
Aurobindo Pharma	183,055	2,348,204
Cipla	92,851	1,570,095
Dr Reddy's Laboratories	73,516	989,177
Glenmark Pharmaceuticals	159,327	3,391,464
Laurus Labs	60,360	648,287
Lupin	240,761	5,329,885
Zydus Lifesciences	65,132	715,519
		16,744,153
Industrials — 0.6%
Balmer Lawrie Investments, Cl A	28,911	26,027
Hindustan Aeronautics	94,377	4,971,680
LG Balakrishnan & Bros	26,722	426,688
Nava	424,899	2,959,812
NRB Bearings	60,463	186,487
Transport Corp of India	18,515	249,880
VST Tillers Tractors	65	4,383
		8,824,957
Information Technology — 3.4%
HCL Technologies	847,666	14,707,980
Infosys	410,334	6,837,023
Infosys ADR	878,118	14,550,415
Tata Consultancy Services	275,617	9,485,832

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
India — (continued)
Information Technology — (continued)
Wipro	199,186	$539,433
		46,120,683
Materials — 0.4%
Foseco India	688	44,228
GHCL	23,856	171,762
Hindalco Industries	512,394	4,887,120
Jindal Saw	27,371	54,019
Kirloskar Industries	1,652	70,640
Seshasayee Paper & Boards	16,772	48,236
Shree Cement	602	191,835
Tamilnadu Petroproducts	123,076	171,631
UPL	69,519	563,816
West Coast Paper Mills	8,515	43,391
		6,246,678
Real Estate — 0.0%
NESCO	10,254	158,003
Oberoi Realty	15,062	301,556
		459,559
Utilities — 0.1%
GAIL India	404,515	832,216
PTC India	92,075	174,194
		1,006,410
TOTAL INDIA		176,818,918
Indonesia — 0.7%
Communication Services — 0.0%
Media Nusantara Citra *	2,145,200	34,558
Consumer Discretionary — 0.0%
Gajah Tunggal	1,763,835	110,322
Consumer Staples — 0.2%
Bumitama Agri	256,600	282,156
Dharma Satya Nusantara	10,783,663	1,223,570
Indofood Sukses Makmur	1,163,600	517,819
Industri Jamu Dan Farmasi Sido Muncul	3,134,042	105,493
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	101,186
Triputra Agro Persada	817,217	92,385
Unilever Indonesia	1,329,800	206,195
		2,528,804
Energy — 0.3%
ABM Investama	68,965	12,270
Adaro Energy Indonesia	5,015,125	567,745

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Indonesia — (continued)
Energy — (continued)
AKR Corporindo	843,100	$61,886
Bukit Asam	5,056,404	729,260
Indo Tambangraya Megah	171,521	242,223
United Tractors	704,700	1,139,414
		2,752,798
Financials — 0.0%
Asuransi Tugu Pratama Indonesia	601,000	37,745
Panin Financial *	1,091,500	15,736
		53,481
Industrials — 0.0%
Trans Power Marine	1,107,633	39,236
Materials — 0.2%
Aneka Tambang	16,206,280	3,014,493
Real Estate — 0.0%
Kawasan Industri Jababeka	14,548,200	166,930
Utilities — 0.0%
Perusahaan Gas Negara	5,744,806	600,656
TOTAL INDONESIA		9,301,278
Luxembourg — 0.2%
Materials — 0.2%
Ternium ADR	59,084	2,128,797
Malaysia — 0.6%
Consumer Discretionary — 0.0%
Magnum	135,500	44,984
Padini Holdings	168,200	75,907
Sports Toto	109,140	36,207
		157,098
Consumer Staples — 0.1%
99 Speed Mart Retail Holdings	323,500	241,533
Carlsberg Brewery Malaysia	5,900	23,273
Hap Seng Plantations Holdings	124,000	66,915
Sime Darby Plantation	603,800	761,112
		1,092,833
Energy — 0.1%
Petronas Dagangan	138,500	749,908
Financials — 0.3%
AMMB Holdings	540,100	734,656
Hong Leong Bank	389,400	1,910,844

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
Financials — (continued)
Hong Leong Financial Group	45,090	$181,861
RHB Bank	1,008,100	1,629,766
		4,457,127
Industrials — 0.1%
GDB Holdings	218,200	26,009
PBS	195,300	6,995
Westports Holdings	629,500	773,398
		806,402
Materials — 0.0%
Jaya Tiasa Holdings	620,500	170,345
TOTAL MALAYSIA		7,433,713
Mexico — 1.3%
Communication Services — 0.0%
Grupo Televisa ADR	127,318	336,120
Consumer Discretionary — 0.0%
El Puerto de Liverpool	99,310	483,868
Financials — 0.4%
Gentera	75,002	177,912
Grupo Financiero Banorte, Cl O	550,139	5,164,558
		5,342,470
Materials — 0.9%
Cemex ADR	630,143	6,395,951
Grupo Mexico, Ser B	280,255	2,418,262
Industrias Penoles	45,878	1,938,218
		10,752,431
Real Estate — 0.0%
Concentradora Fibra Danhos ‡	30,461	47,384
TOTAL MEXICO		16,962,273
Peru — 0.3%
Financials — 0.3%
Credicorp	13,038	3,402,918
Intercorp Financial Services	9,934	427,460
TOTAL PERU		3,830,378
Philippines — 0.1%
Industrials — 0.1%
GT Capital Holdings	4,710	43,688
International Container Terminal Services	106,900	964,173
TOTAL PHILIPPINES		1,007,861

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Poland — 1.5%
Communication Services — 0.2%
CD Projekt	41,642	$2,861,120
Energy — 0.3%
ORLEN	156,428	4,239,805
Financials — 1.0%
Bank Polska Kasa Opieki	135,259	6,925,502
Powszechny Zaklad Ubezpieczen	297,182	4,751,694
XTB	10,664	201,218
		11,878,414
Industrials — 0.0%
Budimex	19	3,017
Grenevia *	52,447	43,420
		46,437
Information Technology — 0.0%
Asseco Poland	529	30,770
Utilities — 0.0%
Enea	13,681	76,745
Tauron Polska Energia *	114,811	310,809
		387,554
TOTAL POLAND		19,444,100
Qatar — 0.6%
Communication Services — 0.1%
Ooredoo QPSC	108,277	402,711
Vodafone Qatar QSC	123,111	81,255
		483,966
Financials — 0.5%
Doha Bank QPSC	1,365,818	941,555
Qatar National Bank QPSC	993,879	5,054,859
Salam International Investment QSC	579,555	120,289
		6,116,703
Industrials — 0.0%
Aamal	97,046	21,067
Mannai QSC	25,756	37,536
		58,603
Materials — 0.0%
Qatar Aluminum Manufacturing	678,792	289,315
Real Estate — 0.0%
Barwa Real Estate	331,925	239,706
United Development QSC	134,665	34,876

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Qatar — (continued)
Real Estate — (continued)
		$274,582
TOTAL QATAR		7,223,169
Russia — 0.0%
Financials — 0.0%
Sberbank of Russia PJSC ADR (A)	1,789,972	—
Materials — 0.0%
Novolipetsk Steel PJSC GDR (A)	189,918	—
TOTAL RUSSIA		—
Saudi Arabia — 2.5%
Communication Services — 1.2%
Etihad Etisalat	216,912	3,913,413
Mobile Telecommunications Saudi Arabia	103,699	317,357
Saudi Telecom	897,743	10,814,775
		15,045,545
Consumer Staples — 0.0%
Saudi Marketing *	24,877	109,981
Financials — 1.2%
Arab National Bank	583,713	3,775,173
Banque Saudi Fransi	856,390	4,075,602
Riyad Bank	775,140	5,628,543
Saudi Arabian Cooperative Insurance *	21,931	78,502
Saudi Awwal Bank	21,497	185,486
Saudi National Bank	170,934	1,818,833
		15,562,139
Industrials — 0.0%
Alwasail Industrial	19,940	17,863
Electrical Industries	67,186	206,931
		224,794
Information Technology — 0.0%
Saudi Networkers Services	2,197	45,257
Materials — 0.1%
Arabian Cement	68,614	405,039
Mohammed Hadi Al Rasheed and Partners	982	29,705
SABIC Agri-Nutrients	15,115	493,505
Tabuk Cement	59,306	161,442
Zamil Industrial Investment *	18,504	176,417
		1,266,108

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Saudi Arabia — (continued)
Real Estate — 0.0%
Derayah REIT ‡	22,481	$34,358
TOTAL SAUDI ARABIA		32,288,182
South Africa — 2.5%
Communication Services — 0.6%
MTN Group	666,625	6,659,929
Telkom	210,985	590,156
Vodacom Group	11,805	95,565
		7,345,650
Consumer Discretionary — 0.1%
Lewis Group	12,767	61,565
Mr Price Group	106,668	1,274,452
Southern Sun	294,289	156,162
		1,492,179
Energy — 0.0%
Thungela Resources	63,202	279,055
Financials — 1.0%
FirstRand	449,161	2,131,672
Investec	479,694	3,611,397
Nedbank Group	193,628	2,637,473
Old Mutual	3,440,757	2,690,514
Standard Bank Group	40,519	595,826
		11,666,882
Industrials — 0.0%
Murray & Roberts Holdings * (A)	58,238	3,695
Information Technology — 0.0%
DataTec	24,473	101,502
Materials — 0.8%
DRDGOLD ADR	12,348	311,540
Gold Fields	21,304	821,400
Gold Fields ADR	66,298	2,546,506
Harmony Gold Mining ADR	171,593	2,833,001
Kumba Iron Ore	44,218	880,534
Northam Platinum Holdings	33,962	567,188
Omnia Holdings	10,425	45,837
PPC	208,255	66,063
Sasol *	205,817	1,287,710
Sibanye Stillwater *	633,477	1,681,059
		11,040,838
TOTAL SOUTH AFRICA		31,929,801

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
South Korea — 13.0%
Communication Services — 0.6%
Devsisters *	903	$26,778
Kakao	6,963	317,337
KT	112,449	3,873,373
Millie Seojae *	1,634	14,966
NAVER	17,733	3,323,451
NHN	36,564	741,854
SOOP	3,572	181,861
		8,479,620
Consumer Discretionary — 0.4%
Ace Bed	567	10,732
Creas F&C	168	498
DoubleUGames	6,078	213,861
LG Electronics	77,009	4,723,210
MegaStudyEdu	859	25,042
Multicampus	1,070	23,501
Seoyon	4,806	31,811
SJG Sejong	26,717	154,194
Zinus	2,166	20,965
		5,203,814
Consumer Staples — 0.2%
APR	12,620	2,254,970
Hyundai Green Food	5,185	54,771
		2,309,741
Energy — 0.1%
HD Hyundai	7,180	1,031,286
Financials — 3.2%
BNK Financial Group	95,862	928,016
Daishin Securities	203	4,138
Daol Investment & Securities	11,546	29,297
Hana Financial Group	253,149	15,165,795
Hanwha General Insurance *	20,674	78,505
Heungkuk Fire & Marine Insurance *	7,296	19,127
JB Financial Group	41,686	656,295
KB Financial Group	116,413	9,503,211
Shinhan Financial Group	137,047	7,039,081
Woori Financial Group	394,983	7,031,370
		40,454,835
Health Care — 0.0%
Rayence	15,821	60,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Industrials — 1.6%
CJ	10,023	$1,199,039
DYPNF *	4,805	47,013
HD Hyundai Electric	3,749	2,277,692
HD Hyundai Heavy Industries	3,714	1,564,042
HD Korea Shipbuilding & Offshore Engineering	20,061	6,667,887
HD-Hyundai Marine Engine *	8,839	615,153
Hyosung Heavy Industries	2,808	4,188,527
Hyundai Glovis	18,830	2,488,650
LS	2,780	405,140
LX Hausys	7,839	154,641
mPlus	13,944	169,761
Saramin	6,553	61,360
Sebang	4,684	44,629
TK	11,513	227,922
TYM	19,881	82,877
		20,194,333
Information Technology — 6.8%
Amotech *	8,910	65,904
Anapass *	1,838	22,730
DB HiTek	5,077	208,567
DIT	2,618	27,936
DMS (A)	9,421	41,856
Dongwoon Anatech	8,946	105,319
Eugene Technology	19,278	1,278,139
Global Standard Technology	51,026	918,944
Hansol Technics	15,410	70,296
HD Hyundai Energy Solutions *	7,070	280,875
IsuPetasys	10,047	796,872
Jusung Engineering	13,187	282,673
LOT Vacuum *	3,775	34,476
LX Semicon	3,005	120,523
MAKUS	13,916	256,888
Micro Contact Solution	228	4,282
PSK	8,681	228,780
Samsung Electronics	594,470	44,749,454
Segyung Hitech	30,597	122,480
SK Hynix	98,201	38,209,371
Suprema *	2,025	47,930
Uju Electronics	2,037	54,789
Union Semiconductor Equipment & Materials	8,246	57,715
Uniquest	14,702	79,068

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
Information Technology — (continued)
WiSoL	13,595	$53,875
Zeus	9,314	100,720
		88,220,462
Materials — 0.0%
Dongsung Finetec	2,602	57,985
ENF Technology	1,191	41,299
Hyundai Steel	6,468	149,430
KG Chemical	22,098	75,413
KG Eco Solution	11,315	44,962
Purit	4,657	25,413
		394,502
Utilities — 0.1%
Korea District Heating	1,011	67,814
Korea Electric Power	52,329	1,566,419
		1,634,233
TOTAL SOUTH KOREA		167,983,789
Taiwan — 20.9%
Communication Services — 0.6%
Chunghwa Telecom	920,000	3,920,080
International Games System	174,000	4,065,884
X-Legend Entertainment	10,200	32,542
		8,018,506
Consumer Discretionary — 0.2%
Gourmet Master	20,000	45,364
King Chou Marine Technology	16,000	26,648
Lion Travel Service	19,000	96,866
Pleasant Hotel International	13,000	24,532
Pou Chen	1,860,000	1,769,777
Senao International	15,000	14,148
Star Comgistic Capital	147,723	109,450
Wowprime	62,000	434,181
YoungQin International	987	3,656
		2,524,622
Financials — 0.2%
Chang Hwa Commercial Bank	1,562,400	1,004,834
First Financial Holding	200,900	186,347
Sun Financial Holding	213,113	205,856
Yuanta Financial Holding	1,420,370	1,590,311
		2,987,348

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Health Care — 0.0%
Apex Biotechnology	15,000	$16,026
Industrials — 1.6%
Ablerex Electronics	25,000	75,251
Airtac International Group	3,000	88,485
Apex Science & Engineering	54,000	19,292
China Airlines	4,171,000	2,704,095
Eva Airways	4,694,000	5,510,133
Evergreen International Storage & Transport	137,000	254,897
Evergreen Marine Taiwan	1,589,200	9,969,244
General Plastic Industrial	30,000	27,367
Kedge Construction	9,000	25,706
United Integrated Services	31,000	862,878
Yang Ming Marine Transport	458,000	854,472
		20,391,820
Information Technology — 18.3%
Anpec Electronics	82,000	636,195
Arcadyan Technology	187,000	1,222,074
Asia Vital Components	37,000	1,693,885
Asustek Computer	611,000	13,803,409
Compal Electronics	4,488,000	4,795,662
Delta Electronics	282,000	9,070,212
Elan Microelectronics	36,000	144,585
Emerging Display Technologies	167,000	111,885
Ennoconn	94,000	890,815
Everlight Electronics	104,000	197,773
Fitipower Integrated Technology	8,450	41,641
FocalTech Systems	216,000	413,546
General Interface Solution Holding *	46,000	73,670
Global Mixed Mode Technology	79,000	597,527
Hon Hai Precision Industry	679,000	5,647,505
Lite-On Technology	427,000	2,477,237
Macroblock	199,000	380,000
MediaTek	483,000	20,483,766
Niko Semiconductor	88,667	162,679
Novatek Microelectronics	409,000	5,211,128
Parade Technologies	22,000	484,709
Pegatron	978,423	2,353,879
Pixart Imaging	114,000	855,748
Primax Electronics	109,000	293,287
Radiant Opto-Electronics	77,000	329,840
Raydium Semiconductor	131,000	1,035,235

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Information Technology — (continued)
Realtek Semiconductor	686,000	$11,455,285
Silicon Motion Technology ADR	11,339	1,112,469
Simplo Technology	2,000	22,766
Sitronix Technology	71,000	461,320
Sunplus Technology *	308,000	214,880
Sunrex Technology	77,000	104,030
Taiwan PCB Techvest	42,000	48,135
Taiwan Semiconductor Manufacturing	3,064,000	148,174,077
Ubright Optronics	7,000	14,395
Youngtek Electronics	25,000	47,780
Zhen Ding Technology Holding	80,000	422,441
		235,485,470
TOTAL TAIWAN		269,423,792
Thailand — 1.7%
Consumer Discretionary — 0.0%
Index Livingmall NVDR	529,700	234,227
PTG Energy NVDR	204,000	50,375
		284,602
Energy — 0.0%
PTT Exploration & Production NVDR	17,300	57,325
Financials — 1.6%
Bangkok Bank NVDR	2,383,500	11,679,757
Kasikornbank NVDR	560,103	3,228,487
Krung Thai Bank NVDR	5,089,400	4,285,336
SCB X NVDR	210,900	854,146
TMBThanachart Bank NVDR	2,955,400	169,131
		20,216,857
Industrials — 0.0%
Regional Container Lines NVDR	323,000	257,023
Information Technology — 0.1%
Delta Electronics Thailand NVDR	251,100	1,679,560
TOTAL THAILAND		22,495,367
Turkey — 0.3%
Communication Services — 0.0%
Turk Telekomunikasyon *	84,651	102,622
Consumer Discretionary — 0.0%
TAB Gida Sanayi Ve Ticaret	58,246	328,824
Financials — 0.0%
Agesa Hayat ve Emeklilik	57,926	289,258

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

COMMON STOCK — continued

	Shares	Value
Turkey — (continued)
Industrials — 0.3%
Turk Hava Yollari	424,208	$2,937,494
TOTAL TURKEY		3,658,198
United Arab Emirates — 3.0%
Communication Services — 0.1%
Emirates Integrated Telecommunications PJSC	197,961	508,788
Emirates Telecommunications Group PJSC	73,604	388,613
Yalla Group ADR *	40,541	307,706
		1,205,107
Consumer Staples — 0.0%
Spinneys 1961 Holding	76,396	33,234
Energy — 0.0%
NMDC Energy	14,471	9,848
Financials — 1.4%
Abu Dhabi Commercial Bank	1,622,975	6,367,418
Abu Dhabi Islamic Bank PJSC	312,193	1,793,902
Dubai Islamic Bank PJSC	1,554,146	4,020,289
Emirates NBD Bank PJSC	240,725	1,841,673
First Abu Dhabi Bank PJSC	746,430	3,543,310
Sharjah Islamic Bank	384,736	309,008
		17,875,600
Industrials — 0.1%
Air Arabia	137,414	145,809
Orascom Construction	43,136	429,169
Salik PJSC	638,715	1,039,787
		1,614,765
Real Estate — 1.4%
Aldar Properties PJSC	2,953,873	7,237,338
Emaar Development PJSC	59,463	241,542
Emaar Properties PJSC	2,558,282	9,899,641
		17,378,521
TOTAL UNITED ARAB EMIRATES		38,117,075
United Kingdom — 0.7%
Materials — 0.7%
Anglogold Ashanti	138,358	9,408,344
TOTAL COMMON STOCK
(Cost $893,784,890)		1,266,772,224

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

PREFERRED STOCK(B) — 0.8%

	Shares	Value
Brazil — 0.7%
Consumer Discretionary — 0.0%
Alpargatas	62,600	$122,990
Financials — 0.0%
Banco Bradesco	201,600	681,624
Noxville Investimentos * (A)	455	—
		681,624
Materials — 0.5%
Gerdau	1,810,794	6,354,667
Utilities — 0.2%
Cia Energetica de Minas Gerais	945,533	1,989,504
TOTAL BRAZIL		9,148,785
Chile — 0.0%
Consumer Staples — 0.0%
Coca-Cola Embonor, Cl B	1,966	2,900
South Korea — 0.1%
Industrials — 0.1%
CJ	4,644	483,984
TOTAL PREFERRED STOCK
(Cost $7,850,503)		9,635,669

EXCHANGE-TRADED FUND — 0.6%
Domestic Equity — 0.6%
iShares MSCI Emerging Markets ETF	142,425	7,876,102
TOTAL EXCHANGE-TRADED FUND
(Cost $6,897,434)		7,876,102

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

SHORT-TERM INVESTMENT — 0.8%

	Shares	Value
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 3.920% (C)
(Cost $10,274,759)	10,274,759	$10,274,759
TOTAL INVESTMENTS— 100.5%
(Cost $918,807,586)		$1,294,558,754

Percentages are based on Net Assets of $1,288,277,213.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)	The rate shown is the 7 day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

REIT — Real Estate Investment Trust

The summary of input levels used to value the Portfolio’s net assets as of October 31, 2025, was as follows:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$33,230,320	$—	$—	^	$33,230,320
Chile	2,815,209	—	—		2,815,209
China	40,468,071	211,148,887	—		251,616,958
Greece	—	4,361,515	—		4,361,515
Hong Kong	24,384	134,603,391	3,747		134,631,522
Hungary	—	20,661,665	—		20,661,665
India	14,621,055	161,270,062	927,801		176,818,918
Indonesia	92,385	9,208,893	—		9,301,278

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

Luxembourg	$2,128,797	$—	$—		$2,128,797
Malaysia	149,817	7,283,896	—		7,433,713
Mexico	16,962,273	—	—		16,962,273
Peru	3,830,378	—	—		3,830,378
Philippines	—	1,007,861	—		1,007,861
Poland	—	19,444,100	—		19,444,100
Qatar	941,555	6,281,614	—		7,223,169
Russia	—	—	—	^	—	^
Saudi Arabia	109,981	32,178,201	—		32,288,182
South Africa	9,644,271	22,281,835	3,695		31,929,801
South Korea	192,846	167,749,087	41,856		167,983,789
Taiwan	1,139,117	268,284,675	—		269,423,792
Thailand	—	22,495,367	—		22,495,367
Turkey	289,258	3,368,940	—		3,658,198
United Arab Emirates	3,396,344	34,720,731	—		38,117,075
United Kingdom	9,408,344	—	—		9,408,344
Total Common Stock	139,444,405	1,126,350,720	977,099		1,266,772,224
Preferred Stock
Brazil	9,148,785	—	—	^	9,148,785
Chile	2,900	—	—		2,900
South Korea	—	483,984	—		483,984
Total Preferred Stock	9,151,685	483,984	—	^	9,635,669
Exchange-Traded Fund
United States	7,876,102	—	—		7,876,102
Total Exchange-Traded Fund	7,876,102	—	—		7,876,102
Short-Term Investment	—	10,274,759	—		10,274,759
Total Investments in Securities	$156,472,192	$1,137,109,463	$977,099		$1,294,558,754

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	Includes securities in which the fair value is $0 or has been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $918,807,586)	$1,294,558,754
Foreign Currency, at Value (Cost $3,969,567)	3,973,130
Receivable for Investment Securities Sold	21,123,029
Receivable for Capital Shares Sold	6,127,029
Dividends and Interest Receivable	1,731,647
Reclaim Receivable	100,851
Unrealized Gain on Spot Foreign Currency Contracts	11,990
Prepaid Expenses	44,706
Total Assets	1,327,671,136
Liabilities:
Payable for Investment Securities Purchased	32,776,847
Accrued Foreign Capital Gains Tax on Appreciated Securities	4,246,979
Payable for Capital Shares Redeemed	960,618
Payable to Adviser	943,119
Payable to Administrator	68,155
Shareholder Servicing Fees Payable - Investor Class	30,179
Shareholder Servicing Fees Payable - Y Class	406
Payable to Trustees	4,743
Chief Compliance Officer Fees Payable	3,265
Accrued Expenses	359,612
Total Liabilities	39,393,923
Commitments and Contingencies†
Net Assets	$1,288,277,213
Net Assets Consist of:
Paid-in Capital	$887,081,502
Total Distributable Earnings	401,195,711
Net Assets	$1,288,277,213
Investor Class Shares:
Net Assets	$404,142,409
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	14,145,492
Net Asset Value, Redemption and Offering Price Per Share *	$28.57
I Class Shares:
Net Assets	$881,337,878
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	30,855,008
Net Asset Value, Redemption and Offering Price Per Share *	$28.56
Y Class Shares:
Net Assets	$2,796,926
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	98,209
Net Asset Value, Redemption and Offering Price Per Share *	$28.48

†	See Note 5 in the Notes to Financial Statements.
*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO FOR THE YEAR ENDED OCTOBER 31, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$42,220,243
Less: Foreign Taxes Withheld	(4,571,603)
Total Investment Income	37,648,640
Expenses:
Investment Advisory Fees	9,825,393
Administration Fees	736,534
Shareholder Servicing Fees - Investor Class	712,052
Shareholder Servicing Fees - Y Class	4,545
Trustees' Fees	18,553
Chief Compliance Officer Fees	10,226
Custodian Fees	962,101
Transfer Agent Fees	199,049
Filing and Registration Fees	108,741
Audit Fees	89,737
Printing Fees	79,386
Interest Expense	54,405
Legal Fees	45,457
Other Expenses	63,330
Total Expenses	12,909,509
Less:
Investment Advisory Fee Waiver	(128,709)
Fees Paid Indirectly (Note 4)	(29,830)
Net Expenses	12,750,970
Net Investment Income	24,897,670
Net Realized Gain (Loss) on:
Investments	31,616,837
Foreign Capital Gains Tax	(2,406,408)
Foreign Currency Transactions	(1,032,364)
Net Realized Gain	28,178,065
Net Change in Unrealized Appreciation on:
Investments	197,171,512
Foreign Capital Gains Tax on Appreciated Securities	3,037,364
Foreign Currencies and Translation of other Assets and Liabilities Denominated in Foreign Currencies	110,188
Net Change in Unrealized Appreciation	200,319,064
Net Realized and Unrealized Gain	228,497,129
Net Increase in Net Assets Resulting from Operations	$253,394,799

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations:
Net Investment Income	$24,897,670	$19,378,084
Net Realized Gain	28,178,065	21,764,991
Net Change in Unrealized Appreciation	200,319,064	135,185,878
Net Increase in Net Assets Resulting from Operations	253,394,799	176,328,953
Distributions:
Investor Class Shares	(10,299,781)	(11,728,043)
I Class Shares	(24,528,647)	(13,400,475)
Y Class Shares	(146,999)	(134,613)
Total Distributions	(34,975,427)	(25,263,131)
Capital Share Transactions:(1)
Investor Class Shares:
Issued	85,218,730	22,684,645
Reinvestment of Distributions	10,226,375	11,521,471
Redemption Fees — (See Note 2)	1,491	3,294
Redeemed	(80,509,770)	(66,224,776)
Increase (Decrease) in Net Assets derived from Investor Class Share Transactions	14,936,826	(32,015,366)
I Class Shares:
Issued	260,311,858	332,928,696
Reinvestment of Distributions	21,775,801	11,667,736
Redemption Fees — (See Note 2)	11,346	2,401
Redeemed	(186,293,644)	(88,454,072)
Increase in Net Assets derived from I Class Share Transactions	95,805,361	256,144,761
Y Class Shares:
Issued	1,011,939	645,883
Reinvestment of Distributions	145,045	127,112
Redeemed	(3,644,179)	(348,733)
Increase (Decrease) in Net Assets derived from Y Class Share Transactions	(2,487,195)	424,262
Net Increase in Net Assets from Capital Share Transactions	108,254,992	224,553,657
Total Increase in Net Assets	326,674,364	375,619,479
Net Assets:
Beginning of Year	961,602,849	585,983,370
End of Year	$1,288,277,213	$961,602,849

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Years Ended October 31,
Investor Class Shares	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year	$23.60	$19.02		$16.37	$23.93	$19.65
Income from Operations:
Net Investment Income*	0.54	0.56		0.70	0.96	0.47
Net Realized and Unrealized Gain (Loss)	5.20	4.81		3.21	(7.78)	4.10
Total from Operations	5.74	5.37		3.91	(6.82)	4.57
Redemption Fees*	0.00 ^	0.00	^	0.00 ^	0.00 ^	—
Dividends and Distributions from:
Net Investment Income	(0.64)	(0.79)		(1.07)	(0.70)	(0.29)
Net Realized Gains	(0.13)	—		(0.19)	(0.04)	—
Total Dividends and Distributions	(0.77)	(0.79)		(1.26)	(0.74)	(0.29)
Net Asset Value, End of Year	$28.57	$23.60		$19.02	$16.37	$23.93
Total Return †	25.16%	28.86%		24.62%	(29.43)%	23.35%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$404,142	$316,755		$283,457	$322,684	$580,640
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.31%	1.34	%(2)	1.46%	1.49%	1.43%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.32%	1.38	%(2)	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.18%	2.56%		3.69%	4.52%	1.97%
Portfolio Turnover Rate	75%	60%		68%	66%	70%

*	Per share data calculated using average shares method.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.30% for 2025, 1.33% for 2024 and the same as the ratio reported for the prior years.
(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its fees not exceeding 1.10% (excluding any class-specific expenses) of the Portfolio’s average daily net assets (Note 5).

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Years Ended October 31,
I Class Shares	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year	$23.60	$19.02		$16.39	$23.97	$19.67
Income from Operations:
Net Investment Income*	0.57	0.61		0.75	1.00	0.53
Net Realized and Unrealized Gain (Loss)	5.21	4.81		3.20	(7.77)	4.09
Total from Operations	5.78	5.42		3.95	(6.77)	4.62
Redemption Fees*	0.00 ^	0.00	^	0.00 ^	0.00 ^	—
Dividends and Distributions from:
Net Investment Income	(0.69)	(0.84)		(1.13)	(0.77)	(0.32)
Net Realized Gains	(0.13)	—		(0.19)	(0.04)	—
Total Dividends and Distributions	(0.82)	(0.84)		(1.32)	(0.81)	(0.32)
Net Asset Value, End of Year	$28.56	$23.60		$19.02	$16.39	$23.97
Total Return †	25.39%	29.15%		24.87%	(29.26)%	23.61%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$881,338	$640,486		$299,395	$258,008	$396,786
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.10%	1.12	%(2)	1.24%	1.27%	1.22%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.12%	1.15	%(2)	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.33%	2.75%		3.95%	4.70%	2.21%
Portfolio Turnover Rate	75%	60%		68%	66%	70%

*	Per share data calculated using average shares method.
^	Amount was less than $0.005 per share.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same for 2025, 1.11% for 2024 and the same as the ratio reported for the prior years.
(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its fees not exceeding 1.10% (excluding any class-specific expenses) of the Portfolio’s average daily net assets (Note 5).

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Years Ended October 31,
Y Class Shares	2025	2024		2023	2022	2021
Net Asset Value, Beginning of Year	$23.53	$18.97		$16.35	$23.92	$19.63
Income from Operations:
Net Investment Income*	0.58	0.62		0.74	0.99	0.50
Net Realized and Unrealized Gain (Loss)	5.17	4.77		3.19	(7.76)	4.11
Total from Operations	5.75	5.39		3.93	(6.77)	4.61
Dividends and Distributions from:
Net Investment Income	(0.67)	(0.83)		(1.12)	(0.76)	(0.32)
Net Realized Gains	(0.13)	—		(0.19)	(0.04)	—
Total Dividends and Distributions	(0.80)	(0.83)		(1.31)	(0.80)	(0.32)
Net Asset Value, End of Year	$28.48	$23.53		$18.97	$16.35	$23.92
Total Return †	25.29%	29.05%		24.80%	(29.31)%	23.61%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$2,797	$4,362		$3,131	$5,870	$6,982
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)(1)	1.20%	1.22	%(2)	1.29%	1.32%	1.24%
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.21%	1.25	%(2)	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	2.40%	2.81%		3.95%	4.71%	2.10%
Portfolio Turnover Rate	75%	60%		68%	66%	70%

*	Per share data calculated using average shares method.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(1)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same for 2025, 1.21% for 2024 and the same as the ratio reported for the prior years.
(2)	Effective January 1, 2024, the Adviser has contractually agreed to waive its fees not exceeding 1.10% (excluding any class-specific expenses) of the Portfolio’s average daily net assets (Note 5).

N/A Not Applicable.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 27 funds. The financial statements herein are those of the Acadian Emerging Markets Portfolio (“Portfolio”), a diversified portfolio. The investment objective of the Portfolio is to seek long-term capital appreciation by investing primarily in common stocks of emerging market country issuers. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Portfolio. The Portfolio is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Acadian Asset Management LLC (the “Adviser”) and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Acadian Emerging Markets Portfolio calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates its net asset value, it may request that a Committee meeting be called. As of October 31, 2025, the total market value of securities in the Portfolio, valued in accordance with fair value procedures, was $1,126,834,704 or 87% of Net Assets.

The Portfolio uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

If a local market in which the Portfolio own securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

For details of the investment classification, refer to the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and by distributing to shareholders all of their net investment income and realized gains. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Portfolio did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio or its agent file withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

Foreign Taxes — The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in foreign exchange rates from fluctuations arising from changes in the market prices of securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares if redeemed within 30 days of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Portfolio are reported on the Statements of Changes in Net Assets.

Segment Reporting — In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Portfolio’s Adviser acts as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the Portfolio's single investment objective which is executed by the Portfolio’s portfolio managers. The financial information in the form of the Portfolio’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Portfolio’s comparative benchmarks and to make resource allocation decisions for the Portfolio’s single segment, is consistent with that presented within the Portfolio’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the year ended October 31, 2025, the Portfolio paid $736,534 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Portfolio has adopted a shareholder servicing plan under which a shareholder servicing fee of up to 0.25% of average daily net assets of the Investor Class Shares and up to 0.10% of average daily net assets of the Y Class Shares will be paid to financial intermediaries. Certain brokers, dealers, banks, trust companies and other financial representatives may receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by the Adviser, an affiliate of Old Mutual (US) Holdings, Inc. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

For the year ended October 31, 2025, the Portfolio earned cash management credits of $29,830, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

5. Investment Advisory Agreement:

Under the terms of the investment advisory agreement the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.90% of the Portfolio’s average daily net assets.

The Adviser, as of January 1, 2024, has contractually agreed to waive or reduce fees and reimburse expenses in order to keep net operating expenses (but excluding any class specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of said Portfolio’s business (including litigation expenses)) from exceeding 1.10% of the average daily net assets of each of the Portfolio’s share classes until March 1, 2026. In addition, the Adviser may receive from the Portfolio the difference between the total annual fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the date of the recoupment if at any point total annual fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver or expense payment, and (ii) at the time of the reimbursement. This agreement may be terminated: (i) by the Trust, for any reason at any time, or (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2026. This agreement terminates automatically upon the termination of the advisory agreement. The amounts subject to recapture by the Adviser are $233,104 expiring in 2027 and $128,709 expiring in 2028. During the year ended October 31, 2025, the Portfolio did not recapture any previously waived fees.

6. Investment Transactions:

For the year ended October 31, 2025, the purchases of $902,734,747 and sales of $812,122,828 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

7. Share Transactions:

Capital share transactions made were as follows:

	Year Ended October 31, 2025	Year Ended October 31, 2024
Investor Class Shares:
Issued	3,484,470	1,037,194
Reinvestment of Distributions	449,667	560,656
Redeemed	(3,209,663)	(3,080,987)
Net Increase (Decrease) in Shares Outstanding from Investor Class Share Transactions	724,474	(1,483,137)
I Class Shares:
Issued	10,722,930	14,837,634
Reinvestment of Distributions	959,149	568,880
Redeemed	(7,966,687)	(4,010,141)
Net Increase in Shares Outstanding from I Class Share Transactions	3,715,392	11,396,373
Y Class Shares:
Issued	39,984	29,506
Reinvestment of Distributions	6,404	6,210
Redeemed	(133,554)	(15,369)
Net Increase (Decrease) in Shares Outstanding from Y Class Share Transactions	(87,166)	20,347
Net Increase in Shares Outstanding from Share Transactions	4,352,700	9,933,583

8. Line of Credit:

The Portfolio entered into an agreement which enables it to participate in a $50 million unsecured committed revolving line of credit with MUFG Union Bank N.A., which is set to expire July 27, 2026. The proceeds from the borrowings shall be used to finance the Portfolio’s short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Portfolio based on their borrowings at the current reference rate. For the year ended October 31, 2025, the Portfolio had average borrowings of $7,092,580 and a maximum amount borrowed of $36,076,000 over a period of 37 days at a weighted average interest rate of 7.49%. Interest accrued on the borrowings during the period was $54,405. As of October 31, 2025, the Portfolio did not have any borrowings outstanding.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

There were no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2025.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$29,458,997	$5,516,430	$34,975,427
2024	25,263,131	—	25,263,131

As of October 31, 2025, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$26,155,049
Undistributed Long-Term Capital Gains	30,137,348
Net Unrealized Appreciation	344,903,314
Total Distributable Earnings	$401,195,711

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to PFICs and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2025, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$945,426,698	$408,127,415	$(63,224,101)	$344,903,314

The difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable.

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Portfolio is subject to the risk that his or her investment could lose money. The Portfolio is subject to the principal risks noted below, any of which may adversely affect the Portfolio’s net asset value (“NAV”) and ability to meet its investment objective.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

Active Management Risk – The Portfolio is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Portfolio’s investments may prove to be incorrect. If the investments selected and strategies employed by the Portfolio fail to produce the intended results, the Portfolio could underperform in comparison to other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Portfolio is subject to the risk that stock prices may fall over short or extended periods of time. Historically, equity markets have moved in cycles, and the value of the Portfolio’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Portfolio invests, which in turn could negatively impact the Portfolio's performance and cause losses on your investment in the Portfolio. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Small Capitalization Company Risk – The smaller capitalization companies that the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks and including liquidity risk, because these companies tend to have limited product lines, markets, financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Portfolio is also subject to the risk that the Adviser’s particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

Foreign Company Risk – Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs and GDRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Portfolio invests could cause the Portfolio’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Portfolio’s investments.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Portfolio to sell such investments at inopportune times, which could result in losses to the Portfolio. While ADRs and GDRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Portfolio may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. In addition, emerging markets securities may be issued by companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, emerging market governments may have limited ability to raise taxes or authorize appropriations for debt repayment. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Portfolio’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or region, the Portfolio may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or region. As a result, the Portfolio may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio. Please refer to the Portfolio’s current prospectus for a discussion of the risks associated with investing in the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

11. Concentration of Shareholders:

As of October 31, 2025, 91% of the Portfolio’s Investor Class Shares outstanding were held by three record shareholders, 61% of the Portfolio’s I Class Shares were held by three record shareholders, and 94% of the Portfolio’s Y Class Shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

12. Indemnifications:

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

13. Loans of Fund Securities:

The Portfolio may lend fund securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal the market value of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Securities Lending entails a risk of loss to the Portfolio if the market value of the loans were to increase and the borrower did not increase the collateral accordingly. An additional risk is that the borrower fails to return the securities when recalled. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

During the year and as of October 31, 2025, there were no securities on loan for the Portfolio.

14. Recent Accounting Pronouncements:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is evaluating the impact of these changes on the Portfolio’s financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

15. Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Acadian Emerging Markets Portfolio
and the Board of Trustees of The Advisors’ Inner Circle Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Acadian Emerging Markets Portfolio (the “Fund”), a series of The Advisors’ Inner Circle Fund as of October 31, 2025, the related statement of operations the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended October 31, 2022, and prior, were audited by other auditors whose report dated December 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

We have served as the Fund’s auditor since 2023.

Philadelphia, Pennsylvania
December 22, 2025

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO OCTOBER 31, 2025

NOTICE TO SHAREHOLDERS (Unaudited)

Return Of Capital	Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Rec. Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit(6)
0.00%	13.15%	86.85%	100.00%	0.01%	47.57%	0.00%	0.00%	0.00%	16.63%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Portfolio to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2025, amounting to $6,978,011 are expected to be passed through to the shareholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2025, which shareholders of this Portfolio will receive in late January, 2026. In addition, for the fiscal year ended October 31, 2025, gross foreign source income amounted to $30,434,889 for the Portfolio.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

OTHER INFORMATION (Form N-CSR Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 19–20, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Acadian Funds
P.O. Box 219009
Kansas City, MO 64121
1-866-AAM-6161

Adviser:
Acadian Asset Management LLC
260 Franklin Street
Boston, MA 02110

Distributor:
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-2400

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: May 22, 2026